SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Mar. 31, 2012
Estimated Fair Value of Options by using Black-Scholes Option-Pricing Model

The fair value of the options is estimated by using the Black-Scholes option-pricing model with the following assumptions.

	2012		2011		2010

Expected dividends	2.1%		1.7%		2.1%
Expected volatility	31.6%		31.5%		30.6%
Risk-free interest rate	0.3%		0.2%		0.5%
Expected term	3.8	years	3.6	years	4.0	years

Stock Option Activities under Plan

A summary of stock option activities under the Plan for the year ended March 31, 2012, was as follows:

		Yen	U.S. Dollars	Years		Millions of Yen	Thousands of U.S. Dollars
	Shares	Weighted-Average Exercise Price		Weighted-Average Remaining Contractual Term		Aggregate Intrinsic Value

Outstanding as of April 1, 2011	148,000	¥1	$0.01
Granted	69,000	1	0.01
Exercised	12,000	1	0.01
Forfeited or expired
Outstanding as of March 31, 2012	205,000	1	0.01	17.9	years	¥201	$2,439
Exercisable as of March 31, 2012	3,000	1	0.01	2.0		3	36